Stock-Based Compensation - Summary of the Company's restricted stock activity (Details) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Unvested shares	4,231	24,937
Shares, Vested		(20,706)
Ending balance, Unvested shares		4,231
Beginning balance,Weighted- Average Grant-Date Fair Value	$ 1.15	$ 0.56
Weighted- Average Grant-Date Fair Value, Vested		0.82
Ending balance, Weighted- Average Grant-Date Fair Value		$ 1.15
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Unvested shares	4,231
Shares, Vested	(2,898)
Ending balance, Unvested shares	1,333	4,231
Beginning balance,Weighted- Average Grant-Date Fair Value	$ 0.76
Weighted- Average Grant-Date Fair Value, Vested	0.23
Ending balance, Weighted- Average Grant-Date Fair Value	$ 0.22	$ 0.76